LONG-LIVED ASSETS (Details) (USD $)	3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended			12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended			12 Months Ended		12 Months Ended
	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2013 Software [Member]	Dec. 31, 2012 Software [Member]	Mar. 31, 2014 Software [Member] Minimum [Member]	Dec. 31, 2013 Software [Member] Minimum [Member]	Mar. 31, 2014 Software [Member] Maximum [Member]	Dec. 31, 2013 Software [Member] Maximum [Member]	Dec. 31, 2013 Website [Member]	Dec. 31, 2012 Website [Member]	Dec. 31, 2013 Patents [Member]	Dec. 31, 2012 Patents [Member]	Mar. 31, 2014 Patents [Member] Minimum [Member]	Dec. 31, 2013 Patents [Member] Minimum [Member]	Mar. 31, 2014 Patents [Member] Maximum [Member]	Dec. 31, 2013 Patents [Member] Maximum [Member]	Dec. 31, 2013 Trade name [Member]	Dec. 31, 2012 Trade name [Member]	Dec. 31, 2013 Machinery and equipment [Member]	Dec. 31, 2012 Machinery and equipment [Member]	Dec. 31, 2013 Machinery and equipment [Member] Minimum [Member]	Dec. 31, 2013 Machinery and equipment [Member] Maximum [Member]
Useful Lives							3 years		10 years	10 years		20 years			10 years		20 years
Intangible assets, gross		$ 236,314	$ 236,314	$ 166,314	$ 166,314					$ 20,000	$ 20,000	$ 30,000	$ 30,000					$ 20,000	$ 20,000
Less: accumulated amortization		(5,100)	(44,698)
Intangible assets, net		231,214	191,616
Machinery and equipment			33,503																	33,503
Less: accumulated depreciation			(2,230)
Property and equipment, net	28,285		31,273
Useful Lives	3 years					3 years		10 years						10 years		20 years				3 years		3 years	5 years
Write off of software development costs		$ 919